Income Tax (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the amount of reported income tax expense and statutory federal income tax rate to income before income taxes
Computed tax at statutory federal rate, Amount	$ 1,035,205	$ 947,159	$ 964,266
Computed tax at statutory federal rate, Percent	34.00%	34.00%	34.00%
Plus state income taxes net of federal tax benefits, Amount	75,134	68,802	80,393
Plus state income taxes net of federal tax benefits, Percent	2.50%	2.50%	2.80%
Statutory federal income tax rate to income before income taxes, Amount	1,110,339	1,015,961	1,044,659
Statutory federal income tax rate to income before income taxes, Percent	36.50%	36.50%	36.80%
Increase (decrease) in taxes resulting from:
Tax exempt income, Amount	(748,167)	(673,431)	(577,597)
Tax exempt income, Percent	(24.60%)	(24.20%)	(20.40%)
Nondeductible interest expense, Amount	22,479	25,349	35,161
Nondeductible interest expense, Percent	1.00%	1.00%	1.20%
Bank-owned life insurance, Amount	(36,231)	(35,089)	(35,584)
Bank-owned life insurance, Percent	(1.20%)	(1.30%)	(1.30%)
Other - net, Amount	158,542	(1,174)	30,157
Other - net, Percent	5.00%	(0.20%)	1.10%
Actual tax expense, Amount	$ 506,962	$ 331,616	$ 496,796
Actual tax expense, Percent	16.70%	11.80%	17.40%